Taxes On Income (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Profit (loss) before income taxes as reported in the consolidated statements of operations	$ 748	$ 1,846	$ (1,816)
Statutory tax rates	25.00%	24.00%	25.00%
Theoretical tax benefit calculated	187	443	(454)
Differences between the definition of capital and assets for tax purposes, goodwill impairment and other	14	14	(44)
Change in valuation allowance	(148)	669	500
Effective change in corporate tax rates		(1,103)
Foreign tax rate differential in subsidiaries	(1)	8	17
Total	(135)	(412)	473
Income tax expense	$ 52	$ 31	$ 19